Current tax assets, non-current	12 Months Ended
Mar. 31, 2026
Current tax assets, non-current [abstract]
Current tax assets, non-current

13.    Current tax assets, non-current

	March 31, 2026	March 31, 2025
Advance tax and tax deducted at source (net of provision for tax)	3,143	3,106
	3,143	3,106

13. Current tax liabilities, current

	March 31, 2026	March 31, 2025
Provision for tax (net of advance tax and tax deducted at source)	25	153
	25	153

(Represents current tax liabilities of Subsidiaries)